Financial Instruments - Derivatives and Hedging (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2013
Derivative [Line Items]
Amount expected to be reclassified from accumulated other comprehensive loss in the next twelve months	$ 9,000,000
Agreement obligations	6,800,000
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Number of instruments	5
Notional amount	$ 1,500,000,000